Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers	1.30%
Total loans and acceptances	$ 611,456	$ 573,228
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	117,099	107,944
Chile, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	35,721	37,515
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	25,060	21,561
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	$ 52,741	$ 49,223